Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2013
Pension and other post-retirement benefits
Note 23 Pension and other post-retirement benefits

The Group previously disclosed that it expected to contribute CHF 471 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2013. As of the end of 2Q13, CHF 230 million of contributions had been made.

Components of total pension costs

in	2Q13	1Q13	2Q12	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	94	94	95	188	190
Interest costs on benefit obligation	108	109	128	217	256
Expected return on plan assets	(184)	(184)	(196)	(368)	(390)
Amortization of recognized prior service cost/(credit)	(23)	(23)	(13)	(46)	(27)
Amortization of recognized actuarial losses	87	86	58	173	115
Net periodic pension costs	82	82	72	164	144
Settlement losses/(gains)	1	0	0	1	0
Curtailment losses/(gains)	(17)	(11)	(4)	(28)	(19)
Special termination benefits	4	8	0	12	6
Total pension costs	70	79	68	149	131